Related Party Transactions (Details)			1 Months Ended				3 Months Ended		6 Months Ended			12 Months Ended
	Nov. 04, 2019 USD ($) shares	Sep. 04, 2019 USD ($)	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Feb. 28, 2019	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Nov. 14, 2019 USD ($)	Aug. 06, 2019 USD ($)
Related Party Transactions (Details) [Line Items]
Stock issued shares (in Shares) | shares				2,875,000
Stock issued value				$ 25,000
Stock dividend description	On November 4, 2019, the Company effected a stock dividend of 0.2 shares for each share outstanding, resulting in an aggregate of 3,450,000 Founder Shares being held by the Sponsor.
Office space utilities and secretarial and administrative support	$ 5,000
Incurred service fees							$ 15,000	$ 30,000			$ 20,000	$ 50,000
Accounts payable							35,000	$ 5,000	$ 35,000	$ 5,000	20,000	5,000	$ 20,000
Cover expenses		$ 162,500							162,500			162,500
Outstanding advances														$ 162,500
Additional cover to purchase additional private warrants									41,458			41,458
Outstanding promissory note							16,458		$ 16,458		$ 16,458	$ 16,458	16,458
officer note, amount															$ 100,569
Promissory note payable, description									The Promissory Note was non-interest bearing and payable on the earlier of (i) September 30, 2020, (ii) the consummation of the IPO or (iii) the date on which the Company determined not to proceed with the IPO. A total outstanding amount of $339 remained under the Promissory Note at June 30, 2021 and December 31, 2020 which is currently due on demand.			The Promissory Note was non-interest bearing and payable on the earlier of (i) September 30, 2020, (ii) the consummation of the IPO or (iii) the date on which the Company determined not to proceed with the IPO. As of December 31, 2019, the Company repaid $100,230 of amounts owed under the Promissory Note and $339 remained outstanding under the Promissory Note at December 31, 2020 and 2019.
Working capital loans							1,500,000		$ 1,500,000			$ 1,500,000
Working capital loans outstanding							400,000		$ 400,000
Leafly Holdings, Inc.[Member]
Related Party Transactions (Details) [Line Items]
officer note, amount					$ 1,024
Interest rate					2.55%
Shares issued for conversion of officer note (in Shares) | shares					1,330
Purchase of unvested shares (in Shares) | shares			1,505
Purchase of vested shares (in Shares) | shares			424
Original exercise price (in Dollars per share) | $ / shares			$ 0.77
Price per share (in Dollars per share) | $ / shares			$ 0.55
Number of indviduals									2
General and administrative expense									$ 5,536,000	7,983,000		13,052,000	16,815,000
Corporate services and expenses									56	580
Revenue earned from contracts with customer									114	229		239	304
Convertible promissory note							$ 1,000		$ 1,000
Related party, description					The principal balance and accrued interest are due upon the earlier of (i) a liquidation event, (ii) within ten (10) or 180 days following the termination of the officer depending on nature of the termination, (iii) immediately prior to the Company’s registration of securities under section 12 of the Securities Exchange Act of 1934, as amended, or the Company’s becoming subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1933, as amended, if the officer is determined pursuant to Rule 3b-7 of the Securities Exchange Act of 1933, as amended, or is otherwise at that time a member of the Company’s Board of Directors, (iv) the officer’s acceptance of or appointment to a position which would qualify the officer as an executive officer of the Company, or (v) any other change in the officer’s status or the Company’s status which would cause the Officer Note to be deemed a prohibited extension of credit by the Company under Section 402 of the Sarbanes-Oxley Act of 2002 or other applicable law. The recourse promissory note is secured by 1,330 shares of common stock.
Recognized compensation cost			$ 367
Leafly Holdings, Inc.[Member] | Privateer Holdings [Member]
Related Party Transactions (Details) [Line Items]
General and administrative expense												1,205	4,375
Corporate services and expenses												$ 580	$ 5,514
Related party, description						the Company entered into a capital contribution agreement with Privateer which provided the Company with $26,000 in cash and the cancellation of $6,023 of payables to Privateer in exchange for 32,627 shares of Class 1 common stock. An additional $1,456 of payables to Privateer were cancelled and contributed concurrently, inclusive of a payable for stock-based compensation expense allocated from the Privateer Plan of $756 (see Note 11).
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description									The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until, with respect to 50% of the Founder Shares, the earlier of one year after the consummation of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a Business Combination and, with respect to the remaining 50% of the Founder Shares, until the one year after the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
General and Administrative Expense [Member] | Leafly Holdings, Inc.[Member]
Related Party Transactions (Details) [Line Items]
General and administrative expense									$ 0	$ 945
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued shares (in Shares) | shares	3,450,000
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares forfeit description									The underwriters’ remaining over-allotment option expired unexercised and, as a result, 199,612 Founder Shares were forfeited and 250,388 Founder Shares are no longer subject to forfeiture, resulting in an aggregate of 3,250,388 Founder Share shares outstanding as of December 31, 2019.
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Share based subject to forfeiture (in Shares) | shares	199,612											199,612
Business combination, description												The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until, with respect to 50% of the Founder Shares, the earlier of one year after the consummation of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a Business Combination and, with respect to the remaining 50% of the Founder Shares, until the one year after the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Sponsor [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares forfeit description									The underwriters’ remaining over-allotment option expired unexercised and, as a result, 199,612 Founder Shares were forfeited and 250,388 Founder Shares are no longer subject to forfeiture, resulting in an aggregate of 3,250,388 Founder Share shares outstanding as of December 31, 2019.
Private Warrants [Member] | usiness Acquisition [Member]
Related Party Transactions (Details) [Line Items]
Business combination entity price (in Dollars per share) | $ / shares							$ 1		$ 1			$ 1